RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

22. RELATED PARTY TRANSACTIONS

EGH and its subsidiaries

EGH and its subsidiaries (collectively, the “Group”), who collectively own approximately 53.9% of the voting interest in TKO as of December 31, 2024, provide various services to the Company and, upon consummation of the Transactions, such services are provided pursuant to the Services Agreement. Revenue and expenses associated with such services are as follows (in thousands):

	Year Ended December 31,
	2024	2023	2022
Revenue from the Group	$1,814	$4,215	$1,847
Direct operating costs from the Group (1)	18,652	16,667	12,943
Selling, general and administrative expenses from the Group (2)	19,992	23,353	25,310
Interest income (expense) from the Group, net (3)	15,600	11,612	7,395
Net expense resulting from Group transactions included within net income (loss)	$(52,430)	$(47,417)	$(43,801)

(1) These expenses primarily consist of production and consulting services as well as commissions paid to the Group.

(2) These expenses primarily consist of service fees paid to the Group. The Company believes that these service fees are a reasonable allocation of costs related to representation, executive leadership, back-office and corporate functions and other services provided by the Group.

(3) These expenses consist of interest on loans to the Company from the Group.

Outstanding amounts due to and from the Group were as follows (in thousands):

		As of December 31,
	Classification	2024	2023
Amounts due from the Group	Other current assets	$30,450	$10,423
Amounts due to the Group	Other current liabilities	$(12,077)	$(4,881)
Amounts due to the Group	Other long-term liabilities	$—	$(6,423)

The Company also reimburses the Group for third party costs they incur on the Company’s behalf. The Company reimbursed $9.4 million, $9.3 million and $5.4 million of such costs during the years ended December 31, 2024, 2023 and 2022, respectively.

Corporate Allocations

The combined financial statements include general corporate expenses of Endeavor Group Holdings, Inc. for certain support functions that are provided on a centralized basis within Endeavor Group Holdings, Inc., such as expenses related to finance, human resources, information technology, facilities, and legal, among others (collectively, “General Corporate Expenses”). For purposes of these combined financial statements, the General Corporate Expenses have been allocated to the Acquired Businesses. The General Corporate Expenses are included in the combined statements of operations in selling, general and administrative expense, and other (expense) income, net and as a component of net parent investment and nonredeemable non-controlling interest after the Transactions. These expenses have been allocated to the Acquired Businesses on a pro rata basis of headcount, gross profit, and other drivers. Management believes the assumptions underlying the combined financial statements, including the assumptions regarding allocating General Corporate Expenses from Endeavor Group Holdings, Inc., are reasonable. Nevertheless, the combined financial statements may not include all of the actual expenses that would have been incurred and may not reflect the Business’ combined results of operations, financial position and cash flows had it been standalone company during the periods presented. Actual costs that would have been incurred if the Acquired Businesses had been a standalone company would depend on multiple factors, including organizational structure and strategic decisions made in various areas, including information technology and infrastructure.

The allocations of General Corporate Expenses are reflected in the combined statements of operations as follows (in thousands):

	Year Ended December 31,
	2024	2023	2022
Selling, general and administrative expenses	$114,183	$98,526	$93,733
Other income (expense), net	(16)	(93)	789
Total General corporate expenses	$114,167	$98,433	$94,522

Net Parent Investment/Non-Controlling Interests

All significant related party transactions between the Acquired Businesses and Endeavor Group Holdings, Inc. have been included in the combined financial statements and are considered to be effectively settled for cash at the time the transaction is recorded. The total net effect of the settlement of these related party transactions is reflected in the combined statements of cash flows as a financing activity and in the combined balance sheets as a component of net parent investment and nonredeemable non-controlling interest after the Transactions.

Net parent investment as of December 31, 2022 and nonredeemable non-controlling interests as of December 31, 2023 and 2024 in the combined balance sheets and net transfers to parent and net transfer from parent and net transfers to parent prior to reorganization and acquisition and net transfers from parent subsequent to reorganization and acquisition in the combined statement of stockholders’ equity/net parent investment represent Endeavor Group Holdings, Inc.’s historical investment in the Acquired Businesses and include net earnings (loss) after taxes (Endeavor Group Holdings, Inc.’s basis) and the net effect of transactions with and cost allocations from Endeavor Group Holdings, Inc. Also included in these line items are the distributions and contributions made by the Company during this period. Such balances are reflected in the combined statements of cash flows based on the cash flows made by Endeavor Group Holdings, Inc. These cash flows are included within net transfers to parent within cash flows from financing activities.

The following table summarizes the components of the net transfers from parent in nonredeemable non-controlling interests for the year ended December 31, 2024:

For the Year Ended December 31, 2024
Cash pooling and general financing activities (1)	$(31,319)
Corporate allocations	114,167
Contributions	6,926
Net transfers from parent per the Combined Statements of Equity	$89,774
Equity based compensation expense	(15,756)
Currency translation adjustments on intracompany transactions	3,172
Taxes deemed settled with Parent	7,105
Net loss on foreign currency transactions	(4,719)
Distributions	(67,256)
Net transfers from parent per the Combined Statements of Cash Flows	$12,320
(1)
The nature of activities includes financing activities for capital transfers, cash sweeps, and other treasury services. As part of this activity, certain cash balances are swept to Endeavor Group Holdings, Inc. on a daily basis under the Endeavor Group Holdings, Inc. Treasury function and the Acquired Businesses receive capital from Endeavor Group Holdings, Inc. for its cash needs.

The following table summarizes the components of the net transfers to parent prior to reorganization and acquisition and net transfers from parent subsequent to reorganization and acquisition in nonredeemable non-controlling interests for the year ended December 31, 2023:

For the Year Ended December 31, 2023
Cash pooling and general financing activities (1)	$50,551
Corporate allocations	28,568
Distributions	(259,898)
Contributions	15,243
Net transfers to parent per the Combined Statements of Equity prior to reorganization and acquisition	$(165,536)

Cash pooling and general financing activities (1)	$100,005
Corporate allocations	63,568
Contributions	3,395
Net transfers from parent per the Combined Statements of Equity subsequent to reorganization and acquisition	$166,968
Equity based compensation expense	(26,041)
Currency translation adjustments on intracompany transactions	(3,323)
Taxes deemed settled with Parent	8,691
Net loss on foreign currency transactions	12,636
Distributions subsequent to reorganization	(36,689)
Net transfers to parent per the Combined Statements of Cash Flows	$(43,294)
(1)
The nature of activities includes financing activities for capital transfers, cash sweeps, and other treasury services. As part of this activity, certain cash balances are swept to Endeavor Group Holdings, Inc. on a daily basis under the Endeavor Group Holdings, Inc. Treasury function and the Acquired Businesses receive capital from Endeavor Group Holdings, Inc. for its cash needs.

The following table summarizes the components of the net transfers to parent in net parent investment for the year ended December 31, 2022:

For the Year Ended December 31, 2022
Cash pooling and general financing activities (1)	$95,281
Corporate allocations	86,373
Distributions	(1,095,904)
Contributions	23,744
Net transfers to parent per the Combined Statements of Equity	$(890,506)
Equity based compensation expense	(31,598)
Currency translation adjustments on intracompany transactions	(16,014)
Taxes deemed settled with Parent	(11,474)
Net gain on foreign currency transactions	(12,989)
Net transfers to parent per the Combined Statements of Cash Flows	$(962,581)
(1)
The nature of activities includes financing activities for capital transfers, cash sweeps, and other treasury services. As part of this activity, certain cash balances are swept to Endeavor Group Holdings, Inc. on a daily basis under the Endeavor Group Holdings, Inc. Treasury function and the Acquired Businesses receive capital from Endeavor Group Holdings, Inc. for its cash needs.

Vincent McMahon

Vincent K. McMahon, who served as Executive Chair of the Company’s Board of Directors until January 26, 2024, previously controlled a significant portion of the voting interests of the issued and outstanding shares of the Company’s common stock.

Mr. McMahon has agreed to make future payments to certain counterparties personally. In accordance with the SEC’s Staff Accounting Bulletin Topic 5T, Miscellaneous Accounting, Accounting for Expenses or Liabilities Paid by Principal Stockholders (“Topic 5T”), the Company concluded that these amounts should be recognized by the Company as expenses in the period in which they become probable and estimable. These payments are considered non-cash capital contributions and are included as a component of principal stockholder contributions in our combined statements of stockholders’ equity/net parent investment.

In connection with the acquisition of WWE, the Company assumed $3.5 million of liabilities related to future payments owed by Mr. McMahon to certain counterparties. During the year ended December 31, 2023, the Company recorded $3.5 million of expenses associated with payments made directly by Mr. McMahon to certain counterparties. These costs are included within selling, general and administrative expenses in our combined statements of operations. During the years ended December 31, 2024 and 2023, Mr. McMahon made payments of $1.5 million and $5.5 million, respectively, associated with these liabilities to certain counterparties directly. Additionally, during the year ended December 31, 2023, the Company recorded $3.5 million of costs associated with payments made directly by Mr. McMahon related to WWE’s global headquarters lease. These costs are included within finance lease right-of- use assets, net in our combined balance sheets. Since these liabilities existed when Mr. McMahon controlled a significant portion of the voting interests of the Company’s common stock, these payments are considered non-cash capital contributions and are included as principal stockholder contributions in our combined statements of stockholders’ equity/net parent investment.

In connection with and/or arising from the investigation conducted by a Special Committee of the former WWE board of directors, Mr. McMahon has agreed to reimburse the Company for additional costs incurred in connection with and/or arising from the same matters. During the years ended December 31, 2024 and 2023, Mr. McMahon reimbursed the Company $6.4 million and $5.8 million, respectively, associated with these costs. These payments are considered capital contributions and are included as principal stockholder contributions in our combined statements of stockholders' equity/net parent investment.

Dwayne Johnson

Dwayne Johnson (also known by his stage name “The Rock”) is an actor, film producer, entrepreneur and professional wrestler who has provided talent related services to WWE for decades. Mr. Johnson is represented by talent agency William Morris Endeavor, an affiliate of TKO. On January 23, 2024, the Company’s board of directors appointed Mr. Johnson as a WWE director designee on the TKO Board.

On January 22, 2024, WWE and Mr. Johnson entered into the DJ Services Agreement, pursuant to which Mr. Johnson agreed to provide to WWE certain promotional and other services. WWE also entered into an IP Assignment Agreement with certain affiliates of Mr. Johnson, pursuant to which WWE assigned to Mr. Johnson (via one of his affiliates) “The Rock” trademark and certain related trademarks, service marks, ring names, taglines and other intellectual property assets (the “Assigned IP”).

Under the terms of the DJ Services Agreement, Mr. Johnson further agreed to license the Assigned IP and Mr. Johnson’s name, likeness and certain other intellectual property rights to WWE for use in connection with certain categories of licensed products related to professional wrestling for up to 10 years, subject to certain earlier termination rights.

As discussed in Note 13, Equity-based Compensation, as consideration for Mr. Johnson’s services pursuant to the DJ Services Agreement, and in respect of the intellectual property grants and licenses made by Mr. Johnson and his affiliates in connection therewith, Mr. Johnson received an RSU award for an aggregate value of $30.0 million. During the year ended December 31, 2024, the Company recorded equity-based compensation expense of $17.7 million associated with this award, which is included within direct operating costs in our combined statements of operations.

Mr. Johnson also receives annual royalties from WWE and will be entitled to receive royalties in connection with the sale of licensed products that utilize the Assigned IP and his name, likeness and other intellectual property rights in accordance with the DJ Services Agreement. For the year ended December 31, 2024, the Company paid $0.9 million of royalties that were earned by Mr. Johnson. In addition, Mr. Johnson is entitled to reimbursement for certain travel expenses associated with delivering services under the DJ Services Agreement, of which $2.6 million was incurred by the Company during the year ended December 31, 2024, and is included as a component of selling, general and administrative expenses in our combined statements of operations.

Euroleague

As of December 31, 2024, the Company has an equity-method investment in Euroleague Ventures S.A. (“Euroleague”), a related party. For the years ended December 31, 2024, 2023 and 2022, the Company recognized revenue of $22.2 million, $21.0 million and $18.6 million, and incurred direct operating costs of $1.0, $0.3 million and $1.6 million, respectively, for a management fee to compensate it for representation and technical services it provides to Euroleague in relation to the distribution of media rights. Euroleague also has related party receivables outstanding of $10.7 million and $7.3 million, at December 31, 2024 and 2023, respectively.